Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
Tabular Disclosure of Compensation Actually Paid versus Performance
The following table discloses information on “compensation actually paid,” or CAP, to our principal executive officers, or PEOs, and, the average CAP, to our other Named Executive Officers, or non-PEO
NEOs, during the previous four fiscal years, alongside Company total shareholder return, or TSR, peer group TSR, net (loss) income, and the Company-selected financial performance measure of Adjusted EBITDA.

	Summary Compensation Table Total for PEO(1)		CAP to PEO(2)		Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average CAP to Non-PEO NEOs(4)	Value of Initial Fixed $100 Investment Based On:		Net (Loss) Income ($ millions)	Adjusted EBITDA ($ millions)(6)
Year	Lee	Colella	Lee	Colella			TSR	Peer Group TSR(5)
2023	$8,006,538	N/A	$13,215,067	N/A	$2,136,914	$3,083,750	$96.33	$150.70	$(1,841)	$863
2022	$8,148,398	N/A	$3,494,929	N/A	$2,063,860	$759,709	$78.58	$125.15	$333	$854
2021	$7,638,355	N/A	$11,383,747	N/A	$2,320,658	$3,336,104	$160.26	$160.00	$551	$868
2020	$6,127,026	$423,777	$8,922,167	$838,753	$2,284,429	$3,494,613	$137.71	$123.86	$350	$601

(1)
These amounts reflect the total compensation of Dr. Lee for the previous four years and the total compensation of Mr. Colella for 2020, each as calculated in accordance with the requirements of Item 402(c) of Regulation
S-K,
or Item 402(c). Dr. Lee succeeded Mr. Colella as our Chief Executive Officer on January 1, 2020.

(2)
These amounts reflect CAP for Dr. Lee for the previous four years and for Mr. Colella for 2020, each as calculated in accordance with Item 402(v) of Regulation,
S-K,
or Item 402(v). The table below summarizes the adjustments required to reconcile total compensation from the summary compensation table to CAP for Dr. Lee in 2023.

2023
Adjustment	Lee
Total Compensation from Summary Compensation Table	$8,006,538
Less Fair Value of Equity Awards Reported in the Summary Compensation Table in the Covered Year	$(6,000,000)
Plus Fair Value of Covered Year Equity Awards Unvested at Fiscal Year-End	$9,488,697
Year-Over-Year Change in Fair Value of Prior Years’ Equity Awards Unvested at Fiscal Year-End	$989,809
Change as of the Vesting Date (From the End of the Prior Fiscal Year) in Fair Value of Prior Years’ Equity Awards Vested in the Covered Year	$730,023
Compensation Actually Paid	$13,215,067

(3)
Reflects the average total compensation of Mr. Bagshaw, Ms. Burke, Mr. Henry, and Mr. Schreiner for 2023 and 2022, the average total compensation of Mr. Bagshaw, Ms. Burke, Dr. Gitin, and Mr. Schreiner for 2021, and the average total compensation of Mr. Bagshaw, Ms. Burke, and Mr. Schreiner for 2020, each as calculated in accordance with the requirements of Item 402(c).

(4)
These amounts reflect the average CAP for our
non-PEO
NEOs for the previous four years, each as calculated in accordance with the requirements of Item 402(v). The table below summarizes the adjustments required to reconcile average total compensation from the summary compensation table to average CAP for our non-PEO
NEOs in 2023.

Adjustment	2023
Non-PEO NEOs
Average Total Compensation from Summary Compensation Table	$2,136,914
Less Average Fair Value of Equity Awards Reported in the Summary Compensation Table in the Covered Year	$(1,150,000)
Plus Average Fair Value of Covered Year Equity Awards Unvested at Fiscal Year-End	$1,742,044
Year-Over-Year Change in Average Fair Value of Prior Years’ Equity Awards Unvested at Fiscal Year-End	$198,872
Change as of the Vesting Date (From the End of the Prior Fiscal Year) in Average Fair Value of Prior Years’ Equity Awards Vested in the Covered Year	$155,920
Average Compensation Actually Paid	$3,083,750

(5)	Peer Group TSR represents TSR for the S&P 1500 Composite Electronic Equipment Instruments & Components Index, which is the industry peer group used for purposes of Item 201(e) of Regulation S-K.

(6)
We selected this measure as the most important in linking 2023 NEO CAP to Company performance because long-term equity incentive compensation comprised the largest percentage of total NEO compensation and Adjusted EBITDA was the financial measure we used to determine achievement under our long-term performance-based equity compensation awards. Adjusted EBITDA is defined as the Company’s GAAP operating income, excluding any charges or income not related to the operating performance of the Company, plus depreciation and stock compensation expense. For 2022, Adjusted EBITDA excludes the results of Atotech, which we acquired in August 2022. For 2021, Adjusted EBITDA excludes the results of Photon Control, which we acquired in July 2021. For further information regarding Adjusted EBITDA and its function in our executive compensation program, see “Executive Compensation — Compensation Discussion and Analysis — Elements of Compensation — Long-Term Equity Incentive Compensation” above.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	Reflects the average total compensation of Mr. Bagshaw, Ms. Burke, Mr. Henry, and Mr. Schreiner for 2023 and 2022, the average total compensation of Mr. Bagshaw, Ms. Burke, Dr. Gitin, and Mr. Schreiner for 2021, and the average total compensation of Mr. Bagshaw, Ms. Burke, and Mr. Schreiner for 2020, each as calculated in accordance with the requirements of Item 402(c).
Peer Group Issuers, Footnote	Peer Group TSR represents TSR for the S&P 1500 Composite Electronic Equipment Instruments & Components Index, which is the industry peer group used for purposes of Item 201(e) of Regulation S-K.
Adjustment To PEO Compensation, Footnote
(2)
These amounts reflect CAP for Dr. Lee for the previous four years and for Mr. Colella for 2020, each as calculated in accordance with Item 402(v) of Regulation,
S-K,
or Item 402(v). The table below summarizes the adjustments required to reconcile total compensation from the summary compensation table to CAP for Dr. Lee in 2023.

2023
Adjustment	Lee
Total Compensation from Summary Compensation Table	$8,006,538
Less Fair Value of Equity Awards Reported in the Summary Compensation Table in the Covered Year	$(6,000,000)
Plus Fair Value of Covered Year Equity Awards Unvested at Fiscal Year-End	$9,488,697
Year-Over-Year Change in Fair Value of Prior Years’ Equity Awards Unvested at Fiscal Year-End	$989,809
Change as of the Vesting Date (From the End of the Prior Fiscal Year) in Fair Value of Prior Years’ Equity Awards Vested in the Covered Year	$730,023
Compensation Actually Paid	$13,215,067

Non-PEO NEO Average Total Compensation Amount	$ 2,136,914	$ 2,063,860	$ 2,320,658	$ 2,284,429
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,083,750	759,709	3,336,104	3,494,613
Adjustment to Non-PEO NEO Compensation Footnote
(4)
These amounts reflect the average CAP for our
non-PEO
NEOs for the previous four years, each as calculated in accordance with the requirements of Item 402(v). The table below summarizes the adjustments required to reconcile average total compensation from the summary compensation table to average CAP for our non-PEO
NEOs in 2023.

Adjustment	2023
Non-PEO NEOs
Average Total Compensation from Summary Compensation Table	$2,136,914
Less Average Fair Value of Equity Awards Reported in the Summary Compensation Table in the Covered Year	$(1,150,000)
Plus Average Fair Value of Covered Year Equity Awards Unvested at Fiscal Year-End	$1,742,044
Year-Over-Year Change in Average Fair Value of Prior Years’ Equity Awards Unvested at Fiscal Year-End	$198,872
Change as of the Vesting Date (From the End of the Prior Fiscal Year) in Average Fair Value of Prior Years’ Equity Awards Vested in the Covered Year	$155,920
Average Compensation Actually Paid	$3,083,750

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Tabular Disclosure of Most Important Measures Linking Compensation Actually Paid During 2023 to Company Performance
We disclose below the most important measures we used to link 2023 NEO CAP to Company performance. Named Executive Officers’ performance-based equity compensation was determined based on achievement of Adjusted EBITDA at different revenue levels. Named Executive Officers’ variable cash compensation was determined based on achievement of non-GAAP
operating income. For further information regarding these measures and their function in our executive compensation program, see “Executive Compensation — Compensation Discussion and Analysis” above.

2023 Most Important Measures

Adjusted EBITDA
Non-GAAP Operating Income
Revenue

Total Shareholder Return Amount	$ 96.33	78.58	160.26	137.71
Peer Group Total Shareholder Return Amount	150.7	125.15	160	123.86
Net Income (Loss)	$ (1,841,000,000)	$ 333,000,000	$ 551,000,000	$ 350,000,000
Company Selected Measure Amount	863,000,000	854,000,000	868,000,000	601,000,000
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name	Non-GAAP Operating Income
Measure:: 3
Pay vs Performance Disclosure
Name	Revenue
Lee [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 8,006,538	$ 8,148,398	$ 7,638,355	$ 6,127,026
PEO Actually Paid Compensation Amount	$ 13,215,067	$ 3,494,929	$ 11,383,747	$ 8,922,167
PEO Name	Dr. Lee	Dr. Lee	Dr. Lee	Dr. Lee
Colella [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				$ 423,777
PEO Actually Paid Compensation Amount				$ 838,753
PEO Name				Mr. Colella
PEO | Lee [Member] | Fair Value of Equity Awards Reported in the Summary Compensation Table in the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (6,000,000)
PEO | Lee [Member] | Fair Value of Covered Year Equity Awards Unvested at Fiscal Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,488,697
PEO | Lee [Member] | Change in Fair Value of Prior Years Equity Awards Unvested at Fiscal Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	989,809
PEO | Lee [Member] | Fair Value of Prior Years Equity Awards Vested in the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	730,023
Non-PEO NEO | Fair Value of Equity Awards Reported in the Summary Compensation Table in the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,150,000)
Non-PEO NEO | Fair Value of Covered Year Equity Awards Unvested at Fiscal Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,742,044
Non-PEO NEO | Change in Fair Value of Prior Years Equity Awards Unvested at Fiscal Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	198,872
Non-PEO NEO | Fair Value of Prior Years Equity Awards Vested in the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 155,920